Disposals and impairment - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of impairment loss and reversal of impairment loss [line items]
Proceeds from disposals of businesses, net of cash disposed	$ 5,812	$ 4,989	$ 1,701
Deferred consideration relating to the disposals, receivable within one year	205	1,291	159
Deferred consideration relating to the disposals, receivable after one year	823	2,402	125
Contingent consideration receivable relating to disposals	1,917	1,999	598
Trade and other receivables	2,693	4,351
Assets	287,272	267,654
Liabilities	196,833	182,086
Gains on sale of businesses and fixed assets	1,876	2,874	193
Losses on sale of businesses and fixed assets, and closures	230	681	1,359
Impairment losses	3,476	13,789	6,847
Reversal of impairment loss	4,827	89	131
Discontinued operations [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Proceeds from disposals of businesses, net of cash disposed	5,812	4,989	1,701
gas & low carbon energy
Disclosure of impairment loss and reversal of impairment loss [line items]
Gains on sale of businesses and fixed assets	1,034	0	0
Losses on sale of businesses and fixed assets, and closures	1	9	884
Impairment losses	834	6,214	387
Reversal of impairment loss	2,338	3	0
Recoverable amount of impaired cash-generating units based on value-in-use	7,365
Recoverable amount of asset or cash-generating unit	17,330	13,563
gas & low carbon energy | Mauritania & Senegal
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses		1,909
gas & low carbon energy | India
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses		1,313
gas & low carbon energy | Trinidad and Tobago
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses		2,416
Reversal of impairment loss	600
oil production & operations
Disclosure of impairment loss and reversal of impairment loss [line items]
Gains on sale of businesses and fixed assets	869	360	143
Gains on disposal, relating to fair value movements on deferred and contingent consideration	502	166
Losses on sale of businesses and fixed assets, and closures	86	375	409
Loss on likely disposal of exploration asset		120
Impairment losses	1,617	6,723	6,365
Reversal of impairment loss	2,479	86	131
Recoverable amount of impaired cash-generating units based on value-in-use	6,760
Recoverable amount of asset or cash-generating unit	16,586
Impairment loss due to portfolio changes	1,109
Impairment loss recognised in profit or loss, goodwill			355
oil production & operations | Aker BP [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Gains on sale of businesses and fixed assets	$ 171
oil production & operations | Discontinued operations [member] | Aker BP [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Proportion of ownership interest in associate	2.10%
oil production & operations | North Sea
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses		2,796
oil production & operations | US
Disclosure of impairment loss and reversal of impairment loss [line items]
Losses on sale of businesses and fixed assets, and closures		78
Impairment losses		2,744
oil production & operations | Canada
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses		865
oil production & operations | Brazil
Disclosure of impairment loss and reversal of impairment loss [line items]
Gains on sale of businesses and fixed assets	$ 100
customers & products
Disclosure of impairment loss and reversal of impairment loss [line items]
Gains on sale of businesses and fixed assets	(52)	2,320	50
Losses on sale of businesses and fixed assets, and closures	142	296	57
Impairment losses	962	840	65
Reversal of impairment loss	7	0	0
Impairment loss due to portfolio changes	595
other businesses & corporate
Disclosure of impairment loss and reversal of impairment loss [line items]
Gains on sale of businesses and fixed assets	25	194	0
Losses on sale of businesses and fixed assets, and closures	1	1	9
Impairment losses	63	12	30
Reversal of impairment loss	3	0	0
Block 61 | Oman
Disclosure of impairment loss and reversal of impairment loss [line items]
Proceeds from disposals of businesses, net of cash disposed	$ 2,364
Ownership percentage in subsidiary	60.00%
Block 61 | Oman | Discontinued operations [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Proportion of ownership interest in associate	20.00%
Block 61 | gas & low carbon energy | Oman
Disclosure of impairment loss and reversal of impairment loss [line items]
Gains on sale of businesses and fixed assets	$ 1,031
Alaska
Disclosure of impairment loss and reversal of impairment loss [line items]
Assets	547
Liabilities	598
Alaska | Discontinued operations [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Proceeds from disposals of businesses, net of cash disposed	2,177
Trade and other receivables	1,675
Alaska | oil production & operations
Disclosure of impairment loss and reversal of impairment loss [line items]
Gains on sale of businesses and fixed assets		130
Losses on sale of businesses and fixed assets, and closures			171
Impairment losses			1,264
Petrochemicals | Discontinued operations [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Proceeds from disposals of businesses, net of cash disposed	872
Petrochemicals | customers & products
Disclosure of impairment loss and reversal of impairment loss [line items]
Gains on sale of businesses and fixed assets	2,300
North Sea | oil production & operations
Disclosure of impairment loss and reversal of impairment loss [line items]
Losses on sale of businesses and fixed assets, and closures		$ 134
Reversal of impairment loss	950
Bruce, Keith and Devinick [Member] | oil production & operations
Disclosure of impairment loss and reversal of impairment loss [line items]
Losses on sale of businesses and fixed assets, and closures			191
Kwinana | customers & products
Disclosure of impairment loss and reversal of impairment loss [line items]
Losses on sale of businesses and fixed assets, and closures			229
Tortue | gas & low carbon energy | Mauritania & Senegal
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	819
KGD6 | gas & low carbon energy | India
Disclosure of impairment loss and reversal of impairment loss [line items]
Reversal of impairment loss	1,229
BPX Energy [Member] | oil production & operations
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses			$ 4,703
Reversal of impairment loss	1,356
Hawkville [Member] | oil production & operations
Disclosure of impairment loss and reversal of impairment loss [line items]
Reversal of impairment loss	$ 982